Goodwill	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Goodwill
16.	GOODWILL

	Cost	Accumulated impairment	Carrying amount
	NT$	NT$	NT$

Balance at January 1, 2015	$12,434,411	$1,988,996	$10,445,415
Effect of foreign currency exchange differences	61,104	-	61,104

Balance at December 31, 2015	12,495,515	1,988,996	10,506,519
Acquisitions through business combinations (retrospectively adjusted) (Note 28)	15,323	-	15,323
Effect of foreign currency exchange differences	(31,533)	-	(31,533)

Balance at December 31, 2016 (retrospectively adjusted)	12,479,305	1,988,996	10,490,309
Impairment losses recognized	-	425,117	(425,117)
Effect of foreign currency exchange differences	(130,698)	-	(130,698)

Balance at December 31, 2017	$12,348,607	$2,414,113	$9,934,494

	Cost	Accumulated impairment	Carrying amount
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1, 2017 (retrospectively adjusted) (Note 28)	$421,029	$67,105	$353,924
Impairment losses recognized	-	14,343	(14,343)
Effect of foreign currency exchange differences	(4,409)	-	(4,409)

Balance at December 31, 2017	$416,620	$81,448	$335,172

a.	Allocating goodwill to cash-generating units

Goodwill had been allocated to the following cash-generating units for impairment testing purposes: packaging segment, testing segment, EMS segment and other segment. The carrying amount of goodwill allocated to cash-generating units was as follows:

	December 31
	2016 (Retrospectively Adjusted)	2017
Cash-generating units	NT$	NT$	US$ (Note 4)

Testing segment	$7,868,961	$7,775,581	$262,334
Others	2,621,348	2,158,913	72,838

	$10,490,309	$9,934,494	$335,172

b.	Impairment assessment

At the end of each year, the Group performs impairment assessment by reviewing the recoverable amounts based on value in use which incorporates cash flow projections covering a five-year period. The cash flows beyond that five-year period have been extrapolated using a steady 2.0% per annum growth rate. In assessing value in use, the estimated future cash flows are discounted to their present value using annual discount rates. The Group carried out a review that the recoverable amount of other segment was lower than its carrying amount since its actual growth in revenue did not meet its forecast previously made by management. The review led to the recognition of an impairment loss of NT$425,117 thousand (US$14,343 thousand) under the line item of other gains, net in the consolidated statements of comprehensive income for the year ended December 31, 2017.

The key assumptions used in the value in use calculations are growth rates for operating revenue and discount rates. Growth rates for operating revenue are based on the revenue forecast for the Group and the market as well as the Group’s historical experience. The discount rates were 8.67%- 10.71%, 9.09%- 10.49% and 8.97%- 11.29% as of December 31, 2015, 2016 and 2017, respectively.

Management believed that any reasonably possible change in the key assumptions on which recoverable amount was based would not cause the aggregate carrying amount of the cash-generating unit to exceed its aggregate recoverable amount significantly.